Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of intangible assets, net [Abstract]
Software	$ 513,946	$ 79,406
Less: accumulated amortization	(127,436)	(44,473)
Intangible assets, net	$ 386,510	$ 34,933